INTANGIBLE ASSETS - PATENT, NET	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS - PATENT, NET

NOTE 9 – INTANGIBLE ASSETS - PATENT, NET:

Balance, January 1, 2022	$2,091
Additions	311
Depreciation	(200)
Effect of changes in foreign exchange rates	5
Balance, December 31, 2022	$2,207
Additions	-
Depreciation	(366)
Effect of changes in foreign exchange rates	9
Balance, December 31, 2023	$1,850